                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

December 23, 2003

VIA EDGAR
Securities and Exchange Commission
SEC Filer Support
Mail Stop 0-7; Securities Operations Center
6432 General Green Way
Alexandria, VA  22312

Re:   Oppenheimer Municipal Fund
      Registration No. 33-08054/File No. 811-4803

To the Securities and Exchange Commission:

      The  Registrant  hereby  withdraws  the 497j filing  under  registration number  33-08054  (Accession  number  0000728889-03-000961)  for Limited  Term
Municipal Fund filed today  December 23, 2003.  The filing is being  withdrawn because it was filed under the incorrect  registration  number; it should have been filed under registration number 333-31533.

      Immediately upon the withdrawal of the above-referenced  filing, it will be re-filed with the Commission under the correct registration number.

      Thank you for your  attention to this matter.  Please  contact me if you have any questions or comments.

Sincerely,

/s/Dina C. Lee
----------------------------
Dina C. Lee
Assistant Vice President &
Assistant Counsel
(212) 323-5089
dclee@oppenheimerfunds.com
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